Loan Portfolio and Allowance for Credit Losses, Amortized Cost Basis of Loans Modified to Borrowers Experiencing Financial Difficulty (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Financing Receivable Modifications Information [Abstract]
Loan modifications classifications from previously performing loans		$ 8,300	$ 9,200
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable		0.03%
New York and Other States [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable	[1]	0.03%
Florida [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable		0.02%
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable		0.03%
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable	[1]	0.03%
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable		0.02%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable		0.02%
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
% of Total Class of Financing Receivable	[1]	0.02%
Payment Delay [Member]
Financing Receivable Modifications [Abstract]
Loans modified		$ 1,283
Payment Delay [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	945
Payment Delay [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		338
Payment Delay [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	0
Payment Delay [Member] | Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Commercial [Member] | Other [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Commercial [Member] | Other [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	0
Payment Delay [Member] | Commercial [Member] | Other [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Financing Receivable Modifications [Abstract]
Loans modified		1,233
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	895
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		338
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	0
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Modifications [Abstract]
Loans modified		50
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	50
Payment Delay [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Installment [Member]
Financing Receivable Modifications [Abstract]
Loans modified		0
Payment Delay [Member] | Installment [Member] | New York and Other States [Member]
Financing Receivable Modifications [Abstract]
Loans modified	[1]	0
Payment Delay [Member] | Installment [Member] | Florida [Member]
Financing Receivable Modifications [Abstract]
Loans modified		$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.